Condensed Consolidating Guarantor Financial Information - Condensed Balance Sheet (Detail) - USD ($) $ in Millions		Mar. 31, 2017		Dec. 31, 2016		Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents		$ 862		$ 1,062			$ 513
Restricted cash and cash equivalents		124		121			120
Accounts receivable, net		911		755			664
Intercompany receivables		0		0
Prepaid expenses		129		89			112
Income taxes receivable		0		13			97
Other		43		39			35
Current assets of discontinued operations		0		1,478			1,044
Total current assets		2,069		3,557			2,585
Intangibles and Other Assets:
Investments in subsidiaries		0		0			0
Goodwill		5,135		5,218			5,280		$ 5,360
Brands		4,856	[1]	4,848	[2]		4,919	[2]
Management and franchise contracts, net		930		963			1,089
Other intangible assets, net		431		447			523
Property and equipment, net		341		341			411
Deferred income tax assets		82		82			59
Other		443		408			332
Non-current assets of discontinued operations		0		10,347			10,424
Total intangibles and other assets		12,218		22,654			23,037
Total assets		14,287		26,211			25,622
Current Liabilities:
Accounts payable, accrued expenses and other		1,798		1,821			1,619
Intercompany payables		0		0
Current maturities of long-term debt	[3]	41		33			7
Income taxes payable		128		56			27
Current liabilities of discontinued operations		0		774			812
Total current liabilities		1,967		2,684			2,465
Long-term debt		6,588		6,583			5,887
Deferred revenues		22		42			251
Deferred income tax liabilities		1,723		1,778			1,875
Liability for guest loyalty program		898		889			784
Other		1,493		1,492			1,265
Non-current liabilities of discontinued operations		0		6,894			7,144
Total liabilities		12,691		20,362			19,671
Equity:
Total Hilton stockholders' equity		1,598		5,899			5,985
Noncontrolling interests		(2)		(50)			(34)
Total equity		1,596		5,849		$ 6,205	5,951		$ 4,714	$ 4,276
Total liabilities and equity		14,287		26,211			25,622
Eliminations [Member]
Current Assets:
Cash and cash equivalents		0		0			0
Restricted cash and cash equivalents		0		0			0
Accounts receivable, net		0		0			0
Intercompany receivables		(40)		(42)
Prepaid expenses		(1)		(3)			(3)
Income taxes receivable				(17)			(23)
Other		0		0			0
Current assets of discontinued operations				(24)			(26)
Total current assets		(41)		(86)			(52)
Intangibles and Other Assets:
Investments in subsidiaries		(18,278)		(35,661)			(24,477)
Goodwill		0		0			0
Brands		0		0			0
Management and franchise contracts, net		0		0			0
Other intangible assets, net		0		0			0
Property and equipment, net		0		0			0
Deferred income tax assets		(188)		(179)			(27)
Other		0		0			0
Non-current assets of discontinued operations				(10)			0
Total intangibles and other assets		(18,466)		(35,850)			(24,504)
Total assets		(18,507)		(35,936)			(24,556)
Current Liabilities:
Accounts payable, accrued expenses and other		(1)		(3)			(3)
Intercompany payables		(40)		(42)
Current maturities of long-term debt		0		0			0
Income taxes payable		0		(17)			(23)
Current liabilities of discontinued operations				(24)			(26)
Total current liabilities		(41)		(86)			(52)
Long-term debt		0		0			0
Deferred revenues		0		0			0
Deferred income tax liabilities		(188)		(179)			(27)
Liability for guest loyalty program		0		0			0
Other		0		0			0
Non-current liabilities of discontinued operations				(10)			0
Total liabilities		(229)		(275)			(79)
Equity:
Total Hilton stockholders' equity		(18,278)		(35,661)			(24,477)
Noncontrolling interests		0		0			0
Total equity		(18,278)		(35,661)			(24,477)
Total liabilities and equity		(18,507)		(35,936)			(24,556)
Parent [Member]
Current Assets:
Cash and cash equivalents		0		0			0
Restricted cash and cash equivalents		0		0			0
Accounts receivable, net		0		0			0
Intercompany receivables		0		0
Prepaid expenses		0		0			0
Income taxes receivable				0			0
Other		0		0			0
Current assets of discontinued operations				0			0
Total current assets		0		0			0
Intangibles and Other Assets:
Investments in subsidiaries		1,588		5,889			6,166
Goodwill		0		0			0
Brands		0		0			0
Management and franchise contracts, net		0		0			0
Other intangible assets, net		0		0			0
Property and equipment, net		0		0			0
Deferred income tax assets		10		10			24
Other		0		0			0
Non-current assets of discontinued operations				0			0
Total intangibles and other assets		1,598		5,899			6,190
Total assets		1,598		5,899			6,190
Current Liabilities:
Accounts payable, accrued expenses and other		0		0			0
Intercompany payables		0		0
Current maturities of long-term debt		0		0			0
Income taxes payable		0		0			0
Current liabilities of discontinued operations				0			0
Total current liabilities		0		0			0
Long-term debt		0		0			0
Deferred revenues		0		0			0
Deferred income tax liabilities		0		0			0
Liability for guest loyalty program		0		0			0
Other		0		0			205
Non-current liabilities of discontinued operations				0			0
Total liabilities		0		0			205
Equity:
Total Hilton stockholders' equity		1,598		5,899			5,985
Noncontrolling interests		0		0			0
Total equity		1,598		5,899			5,985
Total liabilities and equity		1,598		5,899			6,190
HWF Issuers [Member]
Current Assets:
Cash and cash equivalents		0		0			0
Restricted cash and cash equivalents		0		0			0
Accounts receivable, net		0		0			0
Intercompany receivables		0		0
Prepaid expenses		0		0			0
Income taxes receivable				0			0
Other		0		0			0
Current assets of discontinued operations				0			0
Total current assets		0		0			0
Intangibles and Other Assets:
Investments in subsidiaries		6,975		11,300			11,854
Goodwill		0		0			0
Brands		0		0			0
Management and franchise contracts, net		0		0			0
Other intangible assets, net		0		0			0
Property and equipment, net		0		0			0
Deferred income tax assets		4		2			3
Other		11		12			9
Non-current assets of discontinued operations				0			0
Total intangibles and other assets		6,990		11,314			11,866
Total assets		6,990		11,314			11,866
Current Liabilities:
Accounts payable, accrued expenses and other		6		26			39
Intercompany payables		0		0
Current maturities of long-term debt		32		26			0
Income taxes payable		0		0			0
Current liabilities of discontinued operations				0			0
Total current liabilities		38		52			39
Long-term debt		5,357		5,361			5,647
Deferred revenues		0		0			0
Deferred income tax liabilities		0		0			0
Liability for guest loyalty program		0		0			0
Other		7		12			14
Non-current liabilities of discontinued operations				0			0
Total liabilities		5,402		5,425			5,700
Equity:
Total Hilton stockholders' equity		1,588		5,889			6,166
Noncontrolling interests		0		0			0
Total equity		1,588		5,889			6,166
Total liabilities and equity		6,990		11,314			11,866
HOC [Member]
Current Assets:
Cash and cash equivalents		3		3
Restricted cash and cash equivalents		87		87
Accounts receivable, net		11		7
Intercompany receivables		0		0
Prepaid expenses		8		6
Income taxes receivable				0
Other		1		1
Current assets of discontinued operations				0
Total current assets		110		104
Intangibles and Other Assets:
Investments in subsidiaries		8,127		12,583
Goodwill		0		0
Brands		0		0
Management and franchise contracts, net		0		0
Other intangible assets, net		1		1
Property and equipment, net		11		12
Deferred income tax assets		174		167
Other		31		30
Non-current assets of discontinued operations				0
Total intangibles and other assets		8,344		12,793
Total assets		8,454		12,897
Current Liabilities:
Accounts payable, accrued expenses and other		176		293
Intercompany payables		40		42
Current maturities of long-term debt		0		0
Income taxes payable		0		0
Current liabilities of discontinued operations				0
Total current liabilities		216		335
Long-term debt		982		981
Deferred revenues		0		0
Deferred income tax liabilities		0		0
Liability for guest loyalty program		0		0
Other		281		277
Non-current liabilities of discontinued operations				4
Total liabilities		1,479		1,597
Equity:
Total Hilton stockholders' equity		6,975		11,300
Noncontrolling interests		0		0
Total equity		6,975		11,300
Total liabilities and equity		8,454		12,897
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents		11		22			18
Restricted cash and cash equivalents		10		9			91
Accounts receivable, net		644		484			406
Intercompany receivables		0		0
Prepaid expenses		48		21			36
Income taxes receivable				30			120
Other		5		5			3
Current assets of discontinued operations				0			0
Total current assets		718		571			674
Intangibles and Other Assets:
Investments in subsidiaries		1,588		5,889			6,457
Goodwill		3,824		3,824			3,824
Brands		4,405		4,404			4,405
Management and franchise contracts, net		683		716			818
Other intangible assets, net		282		296			334
Property and equipment, net		61		62			73
Deferred income tax assets		0		0			0
Other		235		213			200
Non-current assets of discontinued operations				12			28
Total intangibles and other assets		11,078		15,416			16,139
Total assets		11,796		15,987			16,813
Current Liabilities:
Accounts payable, accrued expenses and other		1,195		1,091			1,168
Intercompany payables		0		0
Current maturities of long-term debt		0		0			0
Income taxes payable		49		0			0
Current liabilities of discontinued operations				77			71
Total current liabilities		1,244		1,168			1,239
Long-term debt		0		0			0
Deferred revenues		22		42			251
Deferred income tax liabilities		1,884		1,919			1,813
Liability for guest loyalty program		898		889			784
Other		499		490			808
Non-current liabilities of discontinued operations				0			64
Total liabilities		4,547		4,508			4,959
Equity:
Total Hilton stockholders' equity		7,249		11,479			11,854
Noncontrolling interests		0		0			0
Total equity		7,249		11,479			11,854
Total liabilities and equity		11,796		15,987			16,813
Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents		848		1,037			495
Restricted cash and cash equivalents		27		25			29
Accounts receivable, net		256		264			258
Intercompany receivables		40		42
Prepaid expenses		74		65			79
Income taxes receivable				0			0
Other		37		33			32
Current assets of discontinued operations				1,502			1,070
Total current assets		1,282		2,968			1,963
Intangibles and Other Assets:
Investments in subsidiaries		0		0			0
Goodwill		1,311		1,394			1,456
Brands		451		444			514
Management and franchise contracts, net		247		247			271
Other intangible assets, net		148		150			189
Property and equipment, net		269		267			338
Deferred income tax assets		82		82			59
Other		166		153			123
Non-current assets of discontinued operations				10,345			10,396
Total intangibles and other assets		2,674		13,082			13,346
Total assets		3,956		16,050			15,309
Current Liabilities:
Accounts payable, accrued expenses and other		422		414			415
Intercompany payables		0		0
Current maturities of long-term debt		9		7			7
Income taxes payable		79		73			50
Current liabilities of discontinued operations				721			767
Total current liabilities		510		1,215			1,239
Long-term debt		249		241			240
Deferred revenues		0		0			0
Deferred income tax liabilities		27		38			89
Liability for guest loyalty program		0		0			0
Other		706		713			238
Non-current liabilities of discontinued operations				6,900			7,080
Total liabilities		1,492		9,107			8,886
Equity:
Total Hilton stockholders' equity		2,466		6,993			6,457
Noncontrolling interests		(2)		(50)			(34)
Total equity		2,464		6,943			6,423
Total liabilities and equity		$ 3,956		$ 16,050			$ 15,309

[1]	Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of an affiliate of Blackstone (the "Merger").
[2]	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.
[3]	Net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.